OTHER NON-FINANCIAL ASSETS - Schedule of composition of other non-financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Non-Financial Assets [Line Items]
Current assets	$ 185,264	$ 191,364
Non-current assets	168,621	148,378
Total Assets	72,359	48,566	$ 25,080	$ 15,476
Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Total Assets	353,885	339,742
Current assets | Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Current assets	185,264	191,364
Non-current assets | Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Non-current assets	168,621	148,378
Advance payments
Other Non-Financial Assets [Line Items]
Total Assets	35,472	41,934
Advance payments | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Total Assets	25,992	27,122
Advance payments | Others
Other Non-Financial Assets [Line Items]
Total Assets	9,480	14,812
Advance payments | Current assets
Other Non-Financial Assets [Line Items]
Current assets	29,732	40,161
Advance payments | Current assets | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Current assets	25,992	27,122
Advance payments | Current assets | Others
Other Non-Financial Assets [Line Items]
Current assets	3,740	13,039
Advance payments | Non-current assets
Other Non-Financial Assets [Line Items]
Non-current assets	5,740	1,773
Advance payments | Non-current assets | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Advance payments | Non-current assets | Others
Other Non-Financial Assets [Line Items]
Non-current assets	5,740	1,773
Contract assets | GDS costs
Other Non-Financial Assets [Line Items]
Total Assets	22,738	9,530
Contract assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Total Assets	37,200	26,124
Contract assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Total Assets	12,421	12,912
Contract assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Total Assets	72,359	48,566
Contract assets | Current assets | GDS costs
Other Non-Financial Assets [Line Items]
Current assets	22,738	9,530
Contract assets | Current assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Current assets	37,200	26,124
Contract assets | Current assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Current assets	12,421	12,912
Contract assets | Current assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Current assets	72,359	48,566
Contract assets | Non-current assets | GDS costs
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Other assets | Sales tax
Other Non-Financial Assets [Line Items]
Total Assets	95,538	128,627
Other assets | Other taxes
Other Non-Financial Assets [Line Items]
Total Assets	1,130	1,688
Other assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Total Assets	997	997
Other assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Total Assets	60	0
Other assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Total Assets	148,329	117,930
Other assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Total Assets	246,054	249,242
Other assets | Current assets | Sales tax
Other Non-Financial Assets [Line Items]
Current assets	81,785	100,665
Other assets | Current assets | Other taxes
Other Non-Financial Assets [Line Items]
Current assets	1,130	1,688
Other assets | Current assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Current assets	258	258
Other assets | Current assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Current assets	0	0
Other assets | Current assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Current assets	0	26
Other assets | Current assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Current assets	83,173	102,637
Other assets | Non-current assets | Sales tax
Other Non-Financial Assets [Line Items]
Non-current assets	13,753	27,962
Other assets | Non-current assets | Other taxes
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Other assets | Non-current assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Non-current assets	739	739
Other assets | Non-current assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Non-current assets	60	0
Other assets | Non-current assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Non-current assets	148,329	117,904
Other assets | Non-current assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Non-current assets	$ 162,881	$ 146,605